SEGMENTED INFORMATION	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Segment Reporting [Abstract]
SEGMENTED INFORMATION [Text Block]

16. SEGMENTED INFORMATION

The Company defines its major geographic operating segments as Oregon and Nevada. Due to the jurisdictional cannabis compliance issues ever-present in the industry, each state operation is by nature operationally segmented.

Key decision makers primarily review revenue, cost of sales expense, and gross margin as the primary indicators of segment performance. As the Company continues to expand via acquisition, the segmented information will expand based on management's agreed upon allocation of costs beyond gross margin.

A summary of the Company's segmented operational activity and balances for the year ended January 31, 2023 is as follows:

	Discontinued operations (Oregon)	Nevada	Corporate	Consolidated
	$	$	$	$
Total revenue	357,540	28,888,410	-	29,245,950
Gross profit	-	13,401,146	-	13,401,146
Operating expenses:			-
General and administration	(386,779)	(4,397,477)	(2,798,925)	(7,583,181)
Sales, marketing, and promotion	(1,938)	(83,672)	-	(85,610)
Operating lease cost	(195,639)	(591,375)	-	(787,014)
Depreciation and amortization	(23,756)	(1,270,092)	(94,926)	(1,388,774)
Share-based compensation	-	-	(209,441)	(209,441)
Impairment of inventory	(245,682)	-	(20,726)	(266,408)
Provision for expected credit losses	(218,425)	-	-	(218,425)
Interest, accretion, and other	(6,861)	(31,327)	288,123	249,935
Net income (loss) before taxes	(1,079,080)	7,027,203	(2,835,895)	3,112,228

A summary of the Company's segmented operational activity and balances for the year ended January 31, 2022 is as follows:

	Discontinued operations (Oregon)	Nevada	Corporate	Consolidated
	$	$	$	$
Total revenue	1,128,403	32,982,976	-	34,111,379
Gross profit (loss)	(473,854)	18,809,985	-	18,336,131
Operating expenses:
General and administration	(429,969)	(3,797,101)	(2,936,012)	(7,163,082)
Sales, marketing, and promotion	-	(83,770)	-	(83,770)
Operating lease cost	(1,233)	(591,376)	-	(592,609)
Depreciation and amortization	(207,319)	(1,276,640)	(3,806)	(1,487,765)
Share-based compensation	-	-	(366,469)	(366,469)
Impairment of inventory	(1,456,818)	-	-	(1,456,818)
Interest, accretion, and other	284,125	22,171	7,355,059	7,661,355
Net income (loss) before taxes	(2,285,068)	13,083,269	4,048,772	14,846,973

a) Entity-wide disclosures

All revenue for the years ended January 31, 2023 and 2022 was earned in the United States.

For the years ended January 31, 2023 and January 31, 2022, no customer represented more than 10% of the Company's net revenue and receivables.

A summary of the Company's the long-lived tangible assets disaggregation by geographic area is as follows:

	January 31, 2023	January 31, 2022
	$	$
Nevada	11,321,662	11,903,430
Discontinued operations (Oregon)	1,748,286	1,817,633
Other	703	24,414
	13,070,651	13,745,477

17. SEGMENTED INFORMATION

The Company defines its major geographic operating segments as Oregon and Nevada. Due to the jurisdictional cannabis compliance issues ever-present in the industry, each state operation is by nature operationally segmented.

Key decision makers primarily review revenue, cost of sales expense, and gross margin as the primary indicators of segment performance. As the Company continues to expand via acquisition, the segmented information will expand based on management's agreed upon allocation of costs beyond gross margin.

Segmented operational activity and balances are as follows:

January 31, 2021	Discontinued operations	Nevada	Corporate	Consolidated
	$	$	$	$
Total revenue	2,661,223	33,466,063	-	36,127,286
Gross profit	267,806	18,047,346	-	18,315,152
Operating expenses:			-	-
Selling, general and administrative	(658,624)	(3,643,205)	(2,799,042)	(7,100,871)
Operating lease cost	(56,650)	(549,031)	-	(605,681)
Depreciation and amortization	(378,113)	(1,270,564)	(51,122)	(1,699,799)
Share-based compensation	-	-	(494,435)	(494,435)
Impairment of inventory	(1,384,922)	-	-	(1,384,922)
Interest, accretion, and other	(1,273,813)	(137,651)	(10,735,735)	(12,147,199)
Net income (loss) before taxes	(3,484,316)	12,446,895	(14,080,334)	(5,117,755)

Entity-wide disclosures

All revenue for the year ended January 31, 2021 was earned in the United States.

For the year ended January 31, 2021, no customer represented more than 10% of the Company's net revenue.

The following table displays the disaggregation of long-lived assets by geographic area:

January 31, 2021
$
Nevada	10,110,806
Discontinued operations (Oregon)	1,946,961
Other	28,117
Total	12,085,884